UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2016

Laurie D. Neat

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio
November 30, 2016
unaudited
Common stocks 86.77% Information technology 21.23%	Shares	Value (000)
Oracle Corp.	28,582,000	$1,148,711
Alphabet Inc., Class C1	817,379	619,606
Alphabet Inc., Class A1	616,910	478,648
Broadcom Ltd.	6,006,245	1,024,005
Accenture PLC, Class A	7,358,300	878,802
Texas Instruments Inc.	10,663,000	788,316
Skyworks Solutions, Inc.	8,284,622	636,673
ASML Holding NV2	6,035,100	621,978
Tencent Holdings Ltd.[2]	21,209,700	528,099
Trimble Inc.[1]	12,300,511	346,751
Flex Ltd.[1]	22,786,755	324,483
Juniper Networks, Inc.	11,730,670	323,063
MasterCard Inc., Class A	3,020,000	308,644
Zebra Technologies Corp., Class A1,3	3,276,722	259,025
Finisar Corp.[1,3]	6,928,379	230,230
Alibaba Group Holding Ltd. (ADR)[1]	2,444,866	229,866
Intel Corp.	6,600,000	229,020
Arista Networks, Inc.[1]	2,391,548	226,743
International Business Machines Corp.	1,300,000	210,886
Autodesk, Inc.[1]	2,650,000	192,416
Tata Consultancy Services Ltd.[2]	4,785,000	158,900
salesforce.com, inc.[1]	2,068,000	148,896
Qorvo, Inc.[1]	2,679,980	143,138
Visa Inc., Class A	1,798,000	139,021
Lumentum Holdings Inc.[1,3]	3,051,214	122,354
Intuit Inc.	797,000	90,603
Kakaku.com, Inc.[2]	5,403,000	85,246
Syntel, Inc.	1,968,000	38,179
Amphenol Corp., Class A	407,000	27,782
Viavi Solutions Inc.[1]	2,156,074	16,925
Palo Alto Networks, Inc.[1]	115,000	15,452
		10,592,461
Health care 17.86%
Amgen Inc.	8,346,920	1,202,541
UnitedHealth Group Inc.	6,833,606	1,081,897
Stryker Corp.	7,233,552	822,166
BioMarin Pharmaceutical Inc.[1]	8,152,200	698,073
AbbVie Inc.	10,548,000	641,318
Thermo Fisher Scientific Inc.	3,852,100	539,718
Medtronic PLC	6,966,000	508,588
Alexion Pharmaceuticals, Inc.[1]	3,224,075	395,239
McKesson Corp.	2,673,500	384,476
Gilead Sciences, Inc.	4,576,960	337,322
Illumina, Inc.[1]	2,151,490	286,449
Express Scripts Holding Co.[1]	3,381,000	256,550
PerkinElmer, Inc.	4,357,500	221,012
AMCAP Fund — Page 1 of 9

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Edwards Lifesciences Corp.[1]	2,655,203	$219,984
Humana Inc.	982,000	208,812
Johnson & Johnson	1,750,000	194,775
Endo International PLC[1,3]	11,483,300	183,848
St. Jude Medical, Inc.	2,113,522	167,391
Boston Scientific Corp.[1]	8,018,700	164,063
Hologic, Inc.[1]	4,182,600	160,110
Team Health Holdings, Inc.[1]	2,594,500	110,396
Danaher Corp.	850,000	66,444
athenahealth, Inc.[1]	620,054	58,657
		8,909,829
Consumer discretionary 11.00%
Netflix, Inc.[1]	12,214,700	1,429,120
Amazon.com, Inc.[1]	988,300	741,788
Priceline Group Inc.[1]	294,400	442,683
Twenty-First Century Fox, Inc., Class A	15,325,000	430,786
Wyndham Worldwide Corp.	4,054,800	291,905
lululemon athletica inc.[1]	3,940,000	224,541
NIKE, Inc., Class B	4,418,643	221,242
Texas Roadhouse, Inc.[3]	4,587,200	215,094
Panera Bread Co., Class A1	1,000,000	212,110
Ralph Lauren Corp., Class A	2,000,000	209,220
Williams-Sonoma, Inc.	3,678,000	201,481
Viacom Inc., Class B	5,065,000	189,836
BorgWarner Inc.	3,678,000	130,937
Comcast Corp., Class A	1,828,900	127,127
JCDecaux SA2	4,662,515	121,273
Kering SA2	509,000	110,347
Marriott International, Inc., Class A	1,300,613	102,462
TJX Companies, Inc.	900,000	70,506
WPP PLC[2]	897,662	19,195
		5,491,653
Energy 9.83%
EOG Resources, Inc.	8,661,300	887,957
Concho Resources Inc.[1]	5,355,743	765,978
Halliburton Co.	11,677,900	619,980
Canadian Natural Resources, Ltd.	17,411,000	587,539
Pioneer Natural Resources Co.	2,434,000	464,991
Noble Energy, Inc.	10,272,404	391,995
Schlumberger Ltd.	2,905,000	244,165
Cabot Oil & Gas Corp.	9,378,500	207,452
Southwestern Energy Co.[1]	15,743,799	178,692
SM Energy Co.[3]	4,416,000	176,022
Carrizo Oil & Gas, Inc.[1,3]	3,578,240	151,503
Denbury Resources Inc.[1,3]	22,428,635	84,780
Tullow Oil PLC[2]	15,493,000	58,216
Apache Corp.	764,100	50,392
Cimarex Energy Co.	250,000	34,470
		4,904,132
AMCAP Fund — Page 2 of 9

unaudited
Common stocks Industrials 9.64%	Shares	Value (000)
Union Pacific Corp.	6,865,366	$695,667
General Dynamics Corp.	2,830,000	496,240
Textron Inc.	10,756,576	495,125
Nordson Corp.[3]	3,420,000	365,017
Nielsen Holdings PLC	7,709,340	332,273
Old Dominion Freight Line, Inc.[1]	3,390,000	295,947
Sensata Technologies Holding NV1	7,850,000	293,354
Boeing Co.	1,900,000	286,064
ITT Inc.[3]	5,307,000	214,244
CSX Corp.	4,954,500	177,421
Generac Holdings Inc.[1,3]	3,945,518	161,687
Landstar System, Inc.	1,640,000	133,578
Capita PLC[2]	18,915,633	124,135
Caterpillar Inc.	1,235,000	118,017
Norfolk Southern Corp.	925,000	98,475
J.B. Hunt Transport Services, Inc.	988,907	94,312
Valmont Industries, Inc.	590,000	87,851
Cummins Inc.	529,000	75,002
Verisk Analytics, Inc., Class A1	893,233	74,210
Carlisle Companies Inc.	519,000	58,216
Moog Inc., Class A1	518,100	36,179
Fortive Corp.	552,450	30,379
Oshkosh Corp.	425,000	29,750
PayPoint PLC[2]	2,274,900	28,191
Lennox International Inc.	62,700	9,322
		4,810,656
Financials 4.70%
Progressive Corp.	13,025,000	433,732
PNC Financial Services Group, Inc.	3,806,549	420,776
Markel Corp.[1]	330,000	296,452
East West Bancorp, Inc.	6,109,000	292,499
State Street Corp.	2,800,000	220,640
U.S. Bancorp	4,300,600	213,396
Charles Schwab Corp.	4,721,000	182,514
BB&T Corp.	3,500,000	158,375
Signature Bank[1]	749,789	112,401
HDFC Bank Ltd.[2]	670,000	13,452
		2,344,237
Consumer staples 3.99%
Kroger Co.	18,200,000	587,860
Costco Wholesale Corp.	2,144,000	321,836
Mead Johnson Nutrition Co.	2,489,755	179,486
Whole Foods Market, Inc.	4,898,000	148,850
L’Oréal SA, bonus shares[2]	800,000	136,319
Hypermarcas SA, ordinary nominative	16,560,300	127,163
Altria Group, Inc.	1,750,000	111,877
Sprouts Farmers Market, Inc.[1]	5,565,600	111,368
Philip Morris International Inc.	1,150,000	101,522
Herbalife Ltd.[1]	1,325,285	64,979
Blue Buffalo Pet Products, Inc.[1]	2,380,410	55,773
Coca-Cola Co.	1,080,000	43,578
		1,990,611
AMCAP Fund — Page 3 of 9

unaudited
Common stocks Materials 2.16%	Shares	Value (000)
Celanese Corp., Series A	6,942,000	$550,639
AptarGroup, Inc.	2,750,000	201,245
Albemarle Corp.	1,627,120	142,829
Monsanto Co.	886,500	91,052
Valspar Corp.	585,276	59,751
International Flavors & Fragrances Inc.	277,000	33,531
		1,079,047
Telecommunication services 0.80%
Verizon Communications Inc.	6,600,000	329,340
AT&T Inc.	1,848,012	71,389
		400,729
Real estate 0.51%
Crown Castle International Corp. REIT	2,032,717	169,651
Simon Property Group, Inc.	485,000	87,130
		256,781
Utilities 0.19%
Sempra Energy	945,000	94,311
Miscellaneous 4.86%
Other common stocks in initial period of acquisition		2,422,933
Total common stocks (cost: $31,771,764,000)		43,297,380
Bonds, notes & other debt instruments 0.01% U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%	Principal amount (000)
U.S. Treasury 0.875% 2017	$4,650	4,655
Total bonds, notes & other debt instruments (cost: $4,656,000)		4,655
Short-term securities 12.97%
Apple Inc. 0.52%–0.56% due 1/9/2017–1/24/2017[4]	245,200	245,040
CAFCO, LLC 0.90% due 12/12/2016[4]	50,000	49,992
Caterpillar Financial Services Corp. 0.46% due 12/9/2016	34,200	34,197
Chariot Funding, LLC 0.85% due 1/12/2017[4]	92,000	91,928
Chevron Corp. 0.54%–0.60% due 12/14/2016–1/23/2017[4]	266,600	266,434
Ciesco LLC 1.22% due 2/22/2017[4]	30,000	29,938
Coca-Cola Co. 0.58%–0.77% due 12/7/2016–1/19/2017[4]	232,500	232,438
Estée Lauder Companies Inc. 0.70%–0.73% due 1/30/2017–2/6/2017[4]	57,600	57,538
ExxonMobil Corp. 0.42%–0.50% due 12/6/2016–12/12/2016	203,900	203,881
Fannie Mae 0.53% due 1/5/2017	100,000	99,962
Federal Farm Credit Banks 0.49%–0.63% due 4/11/2017–7/14/2017	200,000	199,418
Federal Home Loan Bank 0.30%–0.58% due 12/2/2016–5/25/2017	2,698,800	2,696,032
Freddie Mac 0.37%–0.50% due 12/19/2016–2/2/2017	200,000	199,894
GE Capital Treasury Services (U.S.) LLC 0.51% due 1/17/2017	90,000	89,941
General Electric Co. 0.43% due 12/19/2016	6,700	6,699
IBM Corp. 0.50%–0.61% due 12/2/2016–12/29/2016[4]	182,100	182,061
Johnson & Johnson 0.43% due 12/15/2016[4]	107,000	106,984
Microsoft Corp. 0.61%–0.77% due 1/10/2017–2/14/2017[4]	241,800	241,583
AMCAP Fund — Page 4 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 0.56% due 12/28/2016	$20,100	$20,092
PepsiCo Inc. 0.40% due 12/19/2016[4]	30,000	29,994
Pfizer Inc. 0.42%–0.61% due 12/5/2016–12/13/2016[4]	131,000	130,993
Private Export Funding Corp. 0.70% due 12/1/2016[4]	70,000	69,999
Qualcomm Inc. 0.54% due 1/18/2017[4]	19,300	19,286
U.S. Treasury Bills 0.31%–0.51% due 12/1/2016–3/9/2017	1,037,700	1,037,186
Wal-Mart Stores, Inc. 0.41% due 12/5/2016[4]	13,900	13,899
Wells Fargo Bank, N.A. 0.00% due 12/5/2016–1/20/2017	120,000	120,046
Total short-term securities (cost: $6,475,368,000)		6,475,455
Total investment securities 99.75% (cost: $38,251,788,000)		49,777,490
Other assets less liabilities 0.25%		122,881
Net assets 100.00%		$49,900,371
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
AMCAP Fund — Page 5 of 9

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $65,757,749.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 11/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	12/7/2016	Barclays Bank PLC	$49,827	€44,817	$2,317
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended November 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 11/30/2016 (000)
Nordson Corp.	3,992,500	—	572,500	3,420,000	$1,882	$365,017
Zebra Technologies Corp., Class A1	3,007,622	269,100	—	3,276,722	—	259,025
Finisar Corp.[1]	6,928,379	—	—	6,928,379	—	230,230
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	2,615	215,094
ITT Inc.	4,854,000	453,000	—	5,307,000	1,918	214,244
Endo International PLC[1]	3,155,798	8,327,502	—	11,483,300	—	183,848
SM Energy Co.	4,416,000	—	—	4,416,000	442	176,022
Generac Holdings Inc.[1]	4,494,826	—	549,308	3,945,518	—	161,687
Carrizo Oil & Gas, Inc.[1]	2,726,240	852,000	—	3,578,240	—	151,503
Lumentum Holdings Inc.[1]	3,051,214	—	—	3,051,214	—	122,354
Denbury Resources Inc.[1]	22,428,635	—	—	22,428,635	—	84,780
Albemarle Corp.[5]	7,293,120	—	5,666,000	1,627,120	3,217	—
Celanese Corp., Series A5	7,802,922	—	860,922	6,942,000	8,117	—
Flex Ltd.[1,5]	36,821,000	—	14,034,245	22,786,755	—	—
Mattress Firm Holding Corp.[5]	2,409,442	—	2,409,442	—	—	—
Oshkosh Corp.[5]	5,079,000	—	4,654,000	425,000	1,358	—
PerkinElmer, Inc.[5]	6,508,524	—	2,151,024	4,357,500	915	—
Sensata Technologies Holding NV1,5	9,050,000	2,036,000	3,236,000	7,850,000	—	—
Sprouts Farmers Market, Inc.[1,5]	8,285,000	—	2,719,400	5,565,600	—	—
Texas Capital Bancshares, Inc.[1,5]	2,664,457	—	2,664,457	—	—	—
Trimble Inc.[1,5]	16,470,362	—	4,169,851	12,300,511	—	—
Viavi Solutions Inc.[1,5]	15,256,074	—	13,100,000	2,156,074	—	—
					$20,464	$2,163,804
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,145,268,000, which represented 4.30% of the net assets of the fund. This amount includes $1,995,497,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,768,107,000, which represented 3.54% of the net assets of the fund.
[5]	Unaffiliated issuer at 11/30/2016.
AMCAP Fund — Page 6 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
AMCAP Fund — Page 7 of 9

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$9,198,238	$1,394,223	$—	$10,592,461
Health care	8,909,829	—	—	8,909,829
Consumer discretionary	5,240,838	250,815	—	5,491,653
Energy	4,845,916	58,216	—	4,904,132
Industrials	4,658,330	152,326	—	4,810,656
Financials	2,330,785	13,452	—	2,344,237
Consumer staples	1,854,292	136,319	—	1,990,611
Materials	1,079,047	—	—	1,079,047
Telecommunication services	400,729	—	—	400,729
Real estate	256,781	—	—	256,781
Utilities	94,311	—	—	94,311
Miscellaneous	2,283,015	139,918	—	2,422,933
Bonds, notes & other debt instruments	—	4,655	—	4,655
Short-term securities	—	6,475,455	—	6,475,455
Total	$41,152,111	$8,625,379	$—	$49,777,490

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,317	$—	$2,317
*	Securities with a value of $1,995,497,000, which represented 4.00% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,124,902
Gross unrealized depreciation on investment securities	(1,599,200)
Net unrealized appreciation on investment securities	11,525,702
Cost of investment securities	38,251,788

AMCAP Fund — Page 8 of 9

unaudited
Key to abbreviation
ADR = American Depositary Receipts
€ = Euros
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-002-0117O-S54106	AMCAP Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 27, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: January 27, 2017